Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Consolidated Statement of Cash Flows (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income (loss)	$ 5,607	$ (1,979)
Adjustments:
Equity in net income of unconsolidated subsidiaries	0
Increase (decrease) in net insurance contract liabilities	10,697	5,016
Increase (decrease) in investment contract liabilities	435	399
(Increase) decrease in reinsurance contract assets, excluding reinsurance transactions	974	710
Amortization of (premium) discount on invested assets	(141)	(131)
Contractual service margin ("CSM") amortization	(1,998)	(1,993)
Other amortization	581	519
Net realized and unrealized (gains) losses and impairment on assets	(2,845)	13,660
Gain on U.S. variable annuity reinsurance transaction (pre-tax)		(1,070)
Gain on derecognition of Joint Venture interest during Manulife TEDA acquisition (pre-tax)		(95)
Deferred income tax expenses (recoveries)	470	(1,994)
Stock option expense	2	5
Cash provided by operating activities before undernoted items	13,782	13,047
Dividends from unconsolidated subsidiaries	0
Changes in policy related and operating receivables and payables	6,641	4,958
Cash decrease due to U.S. variable annuity reinsurance transaction		(1,377)
Cash provided by (used in) operating activities	20,423	16,628
Investing activities
Purchases and mortgage advances	(84,021)	(111,558)
Disposals and repayments	70,281	93,407
Changes in investment broker net receivables and payables	21	(67)
Net cash increase (decrease) from sale (purchase) of subsidiaries	(1)	(182)
Investment in common shares of subsidiaries	0
Capital contribution to unconsolidated subsidiaries	0
Return of capital from unconsolidated subsidiaries	0
Notes receivable from parent	0
Notes receivable from subsidiaries	0
Cash provided by (used in) investing activities	(13,720)	(18,400)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	(693)	346
Issue of capital instruments, net	1,194	0
Issue of long-term debt, net		946
Redemption of capital instruments	(600)	(1,000)
Secured borrowing from securitization transactions	537	437
Changes in deposits from Bank clients, net	(895)	1,703
Lease payments	(98)	(120)
Shareholders' dividends and other equity distributions	(2,972)	(2,787)
Dividends paid to parent	0
Common shares repurchased	(1,595)	(1,884)
Common shares issued, net	94	23
Preferred shares and other equity issued, net		990
Preferred shares redeemed, net		(711)
Contributions from (distributions to) non-controlling interests, net	(14)	(51)
Capital contributions by parent	0
Return of capital to parent	0
Notes payable to parent	0
Notes payable to subsidiaries	0
Cash provided by (used in) financing activities	(5,042)	(2,108)
Increase (decrease) during the year	1,661	(3,880)
Effect of foreign exchange rate changes on cash and short-term securities	(412)	585
Net cash and short-term securities, beginning of year	18,635	21,930
Net cash and short-term securities, end of year	19,884	18,635
Cash and short-term securities
Gross cash and short-term securities, beginning of year	19,153	22,594
Net payments in transit, included in other liabilities, beginning of year	(518)	(664)
Net cash and short-term securities, beginning of year	18,635	21,930
Gross cash and short-term securities, end of year	20,338	19,153
Net payments in transit, included in other liabilities, end of year	(454)	(518)
Net cash and short-term securities, end of year	19,884	18,635
Supplemental disclosures on cash flow information:
Interest received	12,768	11,873
Interest paid	1,548	955
Income taxes paid (refund)	436	1,238
MFC (Guarantor) [Member]
Operating activities
Net income (loss)	5,103	(1,933)
Adjustments:
Equity in net income of unconsolidated subsidiaries	(4,932)	2,002
Increase (decrease) in net insurance contract liabilities	0
Increase (decrease) in investment contract liabilities	0
(Increase) decrease in reinsurance contract assets, excluding reinsurance transactions	0
Amortization of (premium) discount on invested assets	0
Contractual service margin ("CSM") amortization	0
Other amortization	10	9
Net realized and unrealized (gains) losses and impairment on assets	3	(36)
Deferred income tax expenses (recoveries)	(11)	(33)
Stock option expense	0
Cash provided by operating activities before undernoted items	173	9
Dividends from unconsolidated subsidiaries	5,600	6,200
Changes in policy related and operating receivables and payables	(4)	44
Cash provided by (used in) operating activities	5,769	6,253
Investing activities
Purchases and mortgage advances	0
Disposals and repayments	0	1
Changes in investment broker net receivables and payables	0
Net cash increase (decrease) from sale (purchase) of subsidiaries	0
Investment in common shares of subsidiaries	(1,843)	(2,479)
Capital contribution to unconsolidated subsidiaries	0
Return of capital from unconsolidated subsidiaries	0
Notes receivable from parent	0
Notes receivable from subsidiaries	(25)	46
Cash provided by (used in) investing activities	(1,868)	(2,432)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	0
Issue of capital instruments, net	1,194
Issue of long-term debt, net		946
Redemption of capital instruments	(600)
Secured borrowing from securitization transactions	0
Changes in deposits from Bank clients, net	0
Lease payments	0
Shareholders' dividends and other equity distributions	(2,972)	(2,787)
Dividends paid to parent	0
Common shares repurchased	(1,595)	(1,884)
Common shares issued, net	94	23
Preferred shares and other equity issued, net		990
Preferred shares redeemed, net		(711)
Contributions from (distributions to) non-controlling interests, net	0
Capital contributions by parent	0
Return of capital to parent	0
Notes payable to parent	0
Notes payable to subsidiaries	4	(415)
Cash provided by (used in) financing activities	(3,875)	(3,838)
Increase (decrease) during the year	26	(17)
Effect of foreign exchange rate changes on cash and short-term securities	(3)	2
Net cash and short-term securities, beginning of year	63	78
Net cash and short-term securities, end of year	86	63
Cash and short-term securities
Gross cash and short-term securities, beginning of year	63	78
Net payments in transit, included in other liabilities, beginning of year	0
Net cash and short-term securities, beginning of year	63	78
Gross cash and short-term securities, end of year	86	63
Net payments in transit, included in other liabilities, end of year	0	0
Net cash and short-term securities, end of year	86	63
Supplemental disclosures on cash flow information:
Interest received	650	512
Interest paid	418	424
Income taxes paid (refund)	2
JHUSA (Issuer) [Member]
Operating activities
Net income (loss)	809	(746)
Adjustments:
Equity in net income of unconsolidated subsidiaries	(811)	(638)
Increase (decrease) in net insurance contract liabilities	455	2,051
Increase (decrease) in investment contract liabilities	(112)	(111)
(Increase) decrease in reinsurance contract assets, excluding reinsurance transactions	28	2
Amortization of (premium) discount on invested assets	30	33
Contractual service margin ("CSM") amortization	(455)	(578)
Other amortization	147	156
Net realized and unrealized (gains) losses and impairment on assets	471	4,854
Gain on U.S. variable annuity reinsurance transaction (pre-tax)		(1,026)
Deferred income tax expenses (recoveries)	(141)	(354)
Stock option expense	(3)	(3)
Cash provided by operating activities before undernoted items	418	3,640
Dividends from unconsolidated subsidiaries	386	399
Changes in policy related and operating receivables and payables	(649)	1,644
Cash decrease due to U.S. variable annuity reinsurance transaction		(1,263)
Cash provided by (used in) operating activities	155	4,420
Investing activities
Purchases and mortgage advances	(15,165)	(28,685)
Disposals and repayments	16,159	23,429
Changes in investment broker net receivables and payables	12	(11)
Net cash increase (decrease) from sale (purchase) of subsidiaries	0
Investment in common shares of subsidiaries	0
Capital contribution to unconsolidated subsidiaries	(1)	(1)
Return of capital from unconsolidated subsidiaries	5	19
Notes receivable from parent	0
Notes receivable from subsidiaries	0	(7)
Cash provided by (used in) investing activities	1,010	(5,256)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	0
Issue of capital instruments, net	0
Redemption of capital instruments	0
Secured borrowing from securitization transactions	0
Changes in deposits from Bank clients, net	0
Lease payments	(3)	(5)
Shareholders' dividends and other equity distributions	0
Dividends paid to parent	679	(734)
Common shares repurchased	0
Common shares issued, net	0
Contributions from (distributions to) non-controlling interests, net	0
Capital contributions by parent	0
Return of capital to parent	0
Notes payable to parent	0
Notes payable to subsidiaries	0
Cash provided by (used in) financing activities	676	(739)
Increase (decrease) during the year	1,841	(1,575)
Effect of foreign exchange rate changes on cash and short-term securities	(52)	225
Net cash and short-term securities, beginning of year	2,215	3,565
Net cash and short-term securities, end of year	4,004	2,215
Cash and short-term securities
Gross cash and short-term securities, beginning of year	2,614	4,087
Net payments in transit, included in other liabilities, beginning of year	(399)	(522)
Net cash and short-term securities, beginning of year	2,215	3,565
Gross cash and short-term securities, end of year	4,329	2,614
Net payments in transit, included in other liabilities, end of year	(325)	(399)
Net cash and short-term securities, end of year	4,004	2,215
Supplemental disclosures on cash flow information:
Interest received	3,369	3,850
Interest paid	115	84
Income taxes paid (refund)	(1)	124
Other subsidiaries [Member]
Operating activities
Net income (loss)	6,247	(1,410)
Adjustments:
Equity in net income of unconsolidated subsidiaries	(809)	746
Increase (decrease) in net insurance contract liabilities	10,242	2,965
Increase (decrease) in investment contract liabilities	547	510
(Increase) decrease in reinsurance contract assets, excluding reinsurance transactions	946	708
Amortization of (premium) discount on invested assets	(171)	(164)
Contractual service margin ("CSM") amortization	(1,543)	(1,415)
Other amortization	424	354
Net realized and unrealized (gains) losses and impairment on assets	(3,319)	8,842
Gain on U.S. variable annuity reinsurance transaction (pre-tax)		(44)
Gain on derecognition of Joint Venture interest during Manulife TEDA acquisition (pre-tax)		(95)
Deferred income tax expenses (recoveries)	622	(1,607)
Stock option expense	5	8
Cash provided by operating activities before undernoted items	13,191	9,398
Dividends from unconsolidated subsidiaries	(679)	734
Changes in policy related and operating receivables and payables	7,294	3,270
Cash decrease due to U.S. variable annuity reinsurance transaction		(114)
Cash provided by (used in) operating activities	19,806	13,288
Investing activities
Purchases and mortgage advances	(68,856)	(82,873)
Disposals and repayments	54,122	69,977
Changes in investment broker net receivables and payables	9	(56)
Net cash increase (decrease) from sale (purchase) of subsidiaries	(1)	(182)
Investment in common shares of subsidiaries	0
Capital contribution to unconsolidated subsidiaries	0
Return of capital from unconsolidated subsidiaries	0
Notes receivable from parent	(4)	415
Notes receivable from subsidiaries	0
Cash provided by (used in) investing activities	(14,730)	(12,719)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	(693)	346
Issue of capital instruments, net	0
Redemption of capital instruments	0	(1,000)
Secured borrowing from securitization transactions	537	437
Changes in deposits from Bank clients, net	(895)	1,703
Lease payments	(95)	(115)
Shareholders' dividends and other equity distributions	0
Dividends paid to parent	(5,986)	(6,599)
Common shares repurchased	0
Common shares issued, net	1,843	2,479
Contributions from (distributions to) non-controlling interests, net	(14)	(51)
Capital contributions by parent	1	1
Return of capital to parent	(5)	(19)
Notes payable to parent	25	(39)
Notes payable to subsidiaries	0	0
Cash provided by (used in) financing activities	(5,282)	(2,857)
Increase (decrease) during the year	(206)	(2,288)
Effect of foreign exchange rate changes on cash and short-term securities	(357)	358
Net cash and short-term securities, beginning of year	16,357	18,287
Net cash and short-term securities, end of year	15,794	16,357
Cash and short-term securities
Gross cash and short-term securities, beginning of year	16,476	18,429
Net payments in transit, included in other liabilities, beginning of year	(119)	(142)
Net cash and short-term securities, beginning of year	16,357	18,287
Gross cash and short-term securities, end of year	15,923	16,476
Net payments in transit, included in other liabilities, end of year	(129)	(119)
Net cash and short-term securities, end of year	15,794	16,357
Supplemental disclosures on cash flow information:
Interest received	10,166	8,672
Interest paid	2,432	1,608
Income taxes paid (refund)	435	1,114
Consolidation adjustments [Member]
Operating activities
Net income (loss)	(6,552)	2,110
Adjustments:
Equity in net income of unconsolidated subsidiaries	6,552	(2,110)
Increase (decrease) in net insurance contract liabilities	0
Increase (decrease) in investment contract liabilities	0
(Increase) decrease in reinsurance contract assets, excluding reinsurance transactions	0
Amortization of (premium) discount on invested assets	0
Contractual service margin ("CSM") amortization	0
Other amortization	0
Net realized and unrealized (gains) losses and impairment on assets	0
Deferred income tax expenses (recoveries)	0
Stock option expense	0
Cash provided by operating activities before undernoted items	0
Dividends from unconsolidated subsidiaries	(5,307)	(7,333)
Changes in policy related and operating receivables and payables	0
Cash provided by (used in) operating activities	(5,307)	(7,333)
Investing activities
Purchases and mortgage advances	0
Disposals and repayments	0
Changes in investment broker net receivables and payables	0
Net cash increase (decrease) from sale (purchase) of subsidiaries	0
Investment in common shares of subsidiaries	1,843	2,479
Capital contribution to unconsolidated subsidiaries	1	1
Return of capital from unconsolidated subsidiaries	(5)	(19)
Notes receivable from parent	4	(415)
Notes receivable from subsidiaries	25	(39)
Cash provided by (used in) investing activities	1,868	2,007
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	0
Issue of capital instruments, net	0
Redemption of capital instruments	0
Secured borrowing from securitization transactions	0
Changes in deposits from Bank clients, net	0
Lease payments	0
Shareholders' dividends and other equity distributions	0
Dividends paid to parent	5,307	7,333
Common shares repurchased	0
Common shares issued, net	(1,843)	(2,479)
Contributions from (distributions to) non-controlling interests, net	0
Capital contributions by parent	(1)	(1)
Return of capital to parent	5	19
Notes payable to parent	(25)	39
Notes payable to subsidiaries	(4)	415
Cash provided by (used in) financing activities	3,439	5,326
Increase (decrease) during the year	0
Effect of foreign exchange rate changes on cash and short-term securities	0
Net cash and short-term securities, beginning of year	0
Net cash and short-term securities, end of year	0	0
Cash and short-term securities
Gross cash and short-term securities, beginning of year	0
Net payments in transit, included in other liabilities, beginning of year	0
Net cash and short-term securities, beginning of year	0
Gross cash and short-term securities, end of year	0	0
Net payments in transit, included in other liabilities, end of year	0	0
Net cash and short-term securities, end of year	0	0
Supplemental disclosures on cash flow information:
Interest received	(1,417)	(1,161)
Interest paid	(1,417)	$ (1,161)
Income taxes paid (refund)	$ 0